Note 2 - Revenue Recognition - Summary of Deferred Revenue Activity (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Beginning balance		$ 8,185	$ 9,956
Deferral of revenue		18,208	19,200
Recognition of unearned revenue		(15,253)	(17,049)
Settlement of liability	[1]	0	(3,922)
Ending balance		$ 11,140	$ 8,185

[1]	Represents settlement of a portion of the deferred revenue liability in connection with the asset acquisition discussed in Note 15, Asset Acquisition.